SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Balances of the VIEs and Short-term investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Current assets:
Cash and cash equivalents		¥ 1,189,620		¥ 581,281	¥ 853,740	$ 182,317
Restricted cash		128,914		116,441		19,757
Accounts receivable, net		163,094		65,247	28,569	24,995
Notes receivable, net		12,583		23,587		1,928
Inventories		766,529		486,271		117,476
Prepayments and other current assets		311,797		208,604		47,785
Total current assets		2,872,704		1,481,431		440,261
Property and equipment		43,439		29,836		6,657
Intangible assets, net		6,517		8,022		999
Long-term investments		140		140		21
Operating lease right-of-use assets		98,628		87,855		15,115
Other non-current assets		5,061		3,009		776
Total assets		3,026,489		1,610,293		463,829
Current liabilities
Short-term borrowings		(229,250)		(95,081)		(35,134)
Accounts payable		(1,073,352)		(444,334)		(164,498)
Accrued expenses and other current liabilities		(327,118)		(234,008)		(50,133)
Total current liabilities		(1,629,720)		(773,423)		(249,765)
Long-term operating lease liabilities		(62,388)		(57,011)		(9,561)
Total liabilities		(1,695,844)		(836,370)		$ (259,899)
Net revenues		8,203,157	$ 1,257,189	3,952,053	1,785,970
Total cost and expenses		(8,676,468)	(1,329,727)	(4,445,566)	(2,186,345)
Net income (loss)		(456,533)	(69,967)	(499,606)	(380,091)
Net cash used in operating activities		(116,777)	(17,897)	(512,382)	(343,018)
Net cash used in investing activities		(324,669)	(49,757)	237,675	44,454
Net cash provided by financing activities		1,070,407	$ 164,048	108,987	972,697
Short-term investments
Impairment on available-for-sale debt securities		300,167		0
VIEs
Current assets:
Cash and cash equivalents		73,838		40,964
Restricted cash		57,638		12,631
Accounts receivable, net		143,210		60,173
Notes receivable, net		5,496		23,274
Inventories		298,020		389,195
Prepayments and other current assets		246,264		171,318
Total current assets		824,466		697,555
Property and equipment		10,168		15,599
Intangible assets, net		920		774
Long-term investments		140		140
Operating lease right-of-use assets		52,439		67,103
Other non-current assets		2,367		2,078
Total assets		890,500		783,249
Current liabilities
Short-term borrowings				(65,081)
Accounts payable		(667,032)		(394,242)
Accrued expenses and other current liabilities		(58,975)		(149,111)
Total current liabilities		(726,007)		(608,434)
Long-term operating lease liabilities		(33,843)		(47,750)
Total liabilities		(759,850)		(656,184)
Net revenues		4,523,586		3,302,818	1,785,757
Total cost and expenses		(4,565,505)		(3,383,187)	(1,809,656)
Net income (loss)		(41,919)		(80,369)	(23,899)
Net cash used in operating activities		(194,149)		(263,750)	(112,425)
Net cash used in investing activities		(4,180)		(4,684)	¥ (7,308)
Net cash provided by financing activities		¥ (64,963)		¥ 87,892
Percentage of consolidated revenues	3.00%	55.00%	55.00%	84.00%	99.00%
Percentage of consolidated total assets		29.00%	29.00%	49.00%
Percentage of consolidated total liabilities		45.00%	45.00%	78.00%
1 Pharmacy Technology | VIEs
Current liabilities
Advertising fees and marketing fees charged by WFOE		¥ 206,083		¥ 126,831	¥ 79,742